Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt [Abstract]
Current portion of long-term debt	$ 179,550,000	$ 22,700,000
Loan due to a related party	0	14,000,000
Long-term debt	0	179,550,000
Total	$ 179,550,000	$ 216,250,000